SEGMENTED INFORMATION (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of operating segments [line items]
Revenues	$ 200,498	$ 19,403
Current assets	497,029	$ 123,896
Non-current assets	2,881,131
United States [Member]
Disclosure of operating segments [line items]
Revenues	16,737
Current assets	5,339
Non-current assets	35
Argentina [Member]
Disclosure of operating segments [line items]
Revenues	65,061
Current assets	111,773
Non-current assets	2,525,290
Colombia [Member]
Disclosure of operating segments [line items]
Revenues	118,700
Current assets	108,653
Non-current assets	$ 355,806